ACQUISITION BY STELLA POINT	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
ACQUISITION BY STELLA POINT [Abstract]
ACQUISITION BY STELLA POINT
NOTE 3 — ACQUISITION BY STELLA POINT

On February 1, 2016, the Company and its majority owner at the time, Linsday Goldberg LLC, entered into an agreement with Stella Point, acquirer, for the sale of the Company. This acquisition was accounted for as a business combination and became effective on February 1, 2017 for a transaction price of $52,000,000 in cash, plus $12,410,000 of rollover equity from certain existing management holders, the assumption of approximately $78,000,000 of the Company’s outstanding debt and an additional funding of $5,000,000 of Company debt. There was no contingent consideration in the transaction. As a result, Stella Point acquired 80.7% of the voting equity interest in the Company and other minority stockholders acquired the remaining interest, none individually greater than 10%. The purchase price in excess of the fair value of acquired assets was accounted for as goodwill as discussed further below.

Net Assets Acquired

The acquisition method for a business combination requires that the assets acquired and liabilities assumed be recognized at their allocated fair values as of the February 1, 2017 acquisition date, which is summarized below:

Successor Company
Cash	$43,064,931
Accounts receivables	27,183,489
Prepaid and other current assets	560,934
Property and equipment	6,328,146
Other assets	1,345,562
Total tangible assets acquired	78,483,062
Intangible assets acquired	62,660,000
Deferred tax asset, net	2,118,801
Less: Liabilities assumed	(115,111,529)
Net assets	28,150,334

Goodwill	36,259,666
Total purchase price	$64,410,000

The intangible assets acquired consist primarily of a trade name, agent relationships and developed technology. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill which is attributable to the workforce and reputation of Intermex. The accounting for this business combination has been completed, therefore the measurement period is closed. The Company does not expect goodwill to be deductible for income tax purposes.

Acquisition-Related Costs

Direct costs related to the Stella Point acquisition are expensed as incurred and included as “transaction costs” in the consolidated statements of operations and comprehensive (loss) income. Such costs amounted to $6,212,602 for the Successor period from February 1, 2017 through December 31, 2017, and $3,917,188, $900,530 and $1,609,034 for the Predecessor periods from January 1, 2017 through January 31, 2017 and the years ended December 31, 2016 and 2015, respectively. The remaining transaction costs on the consolidated statements of operations and comprehensive (loss) income for the Successor period from February 1, 2017 through December 31, 2017 in the amount of $2,492,899 relate to the anticipated merger with FinTech (see Note 15 for further discussion). These costs include all internal and external costs directly related to the transaction, consisting primarily of legal, consulting, accounting, advisory fees and certain incentive bonuses directly related to the transaction.